SUPPLEMENT DATED MARCH 6, 2009
   TO THE PROSPECTUS DATED OCTOBER 6, 2008, AS AMENDED DECEMBER 31, 2008, FOR

                             FIFTH THIRD PERSPECTIVE

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

EFFECTIVE MAY 16, 2009, JACKSON NATIONAL LIFE INSURANCE COMPANY WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS FOR FIFTH THIRD PERSPECTIVE FIXED AND VARIABLE ANNUITY CONTRACTS TO WHICH A GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT IS ATTACHED. THE PROVISIONS OF THE GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT OTHERWISE REMAIN UNCHANGED.




































This Supplement is dated March 6, 2009.

(To be used with FVC4224FT 10/08.)

                                                                   JMV3180 03/09